APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments March 31, 2022 (unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value

98.79%	COMMON STOCKS

11.85%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A*	254	$706,463
	AT&T, Inc.	3,944	93,197
	Charter Communications, Inc.*	46	25,094
	Comcast Corp. - Class A	1,104	51,689
	Discovery, Inc. - Class A*	547	13,631
	Electronic Arts, Inc.	93	11,765
	Fox Corp. - Class A	324	12,782
	Meta Platforms, Inc.*	2,096	466,067
	Omnicom Group, Inc.	311	26,398
	Take-Two Interactive Software*	65	9,993
	The Interpublic Group of Cos., Inc.	135	4,786
	Paramount Global	406	15,351
			1,437,216

9.95%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	22	4,553
	Amazon. com, Inc.*	131	427,053
	Autozone, Inc.*	25	51,115
	Best Buy Co., Inc.	199	18,089
	Carmax, Inc.*	95	9,166
	Chipotle Mexican Grill*	1	1,582
	Darden Restaurant, Inc.	24	3,191
	Dollar General Corp.	132	29,387
	Dollar Tree, Inc.	111	17,777
	Domino’s Pizza, Inc.	60	24,421
	eBay, Inc.	246	14,086
	Garmin Ltd.	61	7,235
	Genuine Parts Co.	45	5,671
	Home Depot, Inc.	642	192,170
	Leggett & Platt, Inc.	18	626
	Lennar Corp.	74	6,007
	LKQ Corp.	126	5,722
	Lowe’s Cos, Inc.	348	70,362
	Marriott Intl. - Class A*	66	11,600
	McDonald’s Corp.	260	64,293
	Mohawk Industries, Inc.*	19	2,360
	Newell Brands, Inc.	23	492

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continued March 31, 2022 (unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
	Nike, Inc. - Class B	458	$61,628
	O’Reilly Automotive, Inc.*	109	74,661
	Pool Corp	12	5,074
	Pulte Group, Inc.	227	9,511
	Tapestry, Inc.	144	5,350
	Target Corp.	234	49,660
	Ulta Beauty, Inc.*	19	7,566
	Whirlpool Corp.	24	4,147
	Yum! Brands, Inc.	183	21,691
			1,206,246

8.66%	CONSUMER STAPLES
	Altria Group, Inc.	2,042	106,695
	Archer-Daniels-Midland Co.	56	5,055
	Brown-Forman Corp - B	111	7,439
	Campbell Soup Co.	108	4,814
	Church & Dwight Co., Inc.	165	16,398
	The Clorox Co.	36	5,005
	The Coca Cola Co.	1,146	71,052
	Colgate-Palmolive Co.	525	39,811
	Conagra Brands, Inc.	147	4,935
	Constellation Brands, Inc. - Class A	42	9,673
	Costco Wholesale Corp.	145	83,498
	Estee Lauder Cos. - Class A	100	27,232
	General Mills, Inc.	244	16,524
	The Hershey Co.	90	19,497
	Kellogg Co.	115	7,416
	Kimberly-Clark Corp.	149	18,351
	The Kraft Heinz Co.	348	13,708
	The Kroger Co.	347	19,907
	Lamb Weston Holding	40	2,396
	Mondelez International, Inc.	389	24,421
	Monster Beverage Corp.*	709	56,649
	Philip Morris International, Inc.	1,069	100,422
	The Procter & Gamble Co.	1,109	169,455
	The J.M. Smucker Co.	57	7,718
	Sysco Corp.	129	10,533
	Tyson Foods, Inc. - Class A	147	13,176
	Walgreens Boots Alliance	378	16,923
	Walmart, Inc.	1,153	171,705
			1,050,408

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
1.79%	ENERGY
	Cabot Oil & Gas Corp.	237	$6,392
	Chevron Corp.	508	82,718
	ConocoPhillips	336	33,600
	Devon Energy Corp.	66	3,903
	Diamondback Energy, Inc.	84	11,515
	EOG Resources, Inc.	238	28,377
	Halliburton Co.	97	3,673
	Marathon Oil Corp.	114	2,863
	Occidental Petroleum Corp.	551	31,264
	The Williams Cos., Inc.	383	12,796
			217,101

9.20%	FINANCIALS
	Aflac, Inc.	288	18,544
	The Allstate Corp.	307	42,523
	American Express Co.	578	108,086
	AON PLC - Class A	387	126,019
	Arthur J. Gallagher & Co.	26	4,540
	Cboe Global Markets, Inc.	116	13,273
	CME Group, Inc.	44	10,466
	Discover Financial Services	327	36,032
	Globe Life, Inc.	18	1,811
	Hartford Financial Services	60	4,309
	Invesco Ltd.	43	992
	MarketAxess Holdings, Inc.	7	2,381
	Marsh & Mclennan Cos, Inc.	239	40,730
	Moody’s Corporation	550	185,576
	MSCI, Inc.	40	20,115
	The Progressive Corp.	920	104,871
	S&P Global, Inc.	768	315,018
	Synchrony Financial	966	33,626
	T. Rowe Price Group, Inc.	190	28,726
	Travelers Companies, Inc.	29	5,299
	Wells Fargo & Co.	30	1,454
	Willis Towers Watson Plc	39	9,213
	WR Berkley Corp.	36	2,397
			1,116,001

16.93%	HEALTHCARE
	Abbott Laboratories	330	39,059
	AbbVie, Inc.	1,894	307,036
	Abiomed, Inc.	2	662

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

QUARTERLY REPORT

Security Description	Number of Shares	Fair Value
Agilent Technologies, Inc.	48	$6,352
Align Technology, Inc.*	9	3,924
AmerisourceBergen Corp.	227	35,119
Amgen, Inc.	399	96,486
Anthem, Inc.	36	17,684
Baxter International, Inc.	91	7,056
Biognem, Inc.*	138	29,063
Bio-Rad Laboratories, Inc.* - Class A	1	563
Bio-Techne Corp.	4	1,732
Bristol-Myers Squibb Co.	2,198	160,520
Cardinal Health, Inc.	308	17,464
Cerner Corp.	162	15,157
Cigna Corp	63	15,095
Cooper Cos., Inc.	4	1,670
CVS Health Corp.	498	50,403
DaVita, Inc.*	41	4,638
Edwards Lifesciences Corp.*	145	17,069
Eli Lilly & Co.	330	94,502
HCA Healthcare, Inc.	155	38,846
Hologic, Inc.**	260	19,973
Humana, Inc.	20	8,703
IDEXX Laboratories, Inc.*	20	10,941
Illumina, Inc.*	8	2,795
Intuitive Surgical, Inc.*	30	9,050
IQVIA Holdings, Inc.*	173	39,999
Johnson & Johnson	1,627	288,353
Laboratory Corp of America Holdings	90	23,729
McKesson Corp.	168	51,430
Medtronic PLC	169	18,751
Merck & Co., Inc.	2,363	193,884
Mettler-Toledo International, Inc.*	12	16,478
Organon & Co.	185	6,462
PerkinElmer, Inc.	63	10,991
Pfizer, Inc.	2,618	135,534
Quest Diagnostics, Inc.	90	12,317
Regeneron Pharmaceuticals, Inc.*	100	69,842
ResMed, Inc.	23	5,578
Henry Schein, Inc.*	45	3,924
Stryker Corp.	62	16,576
UnitedHealth Group, Inc.	191	97,404
Universal Health Services, Inc. - Class B	23	3,334
Vertex Pharmaceuticals, Inc.*	126	32,882

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
	Viatris, Inc.	400	$4,352
	Waters Corp.*	18	5,587
	West Pharmaceutical Services, Inc.	4	1,643
	Zimvie, Inc.*	1	23
	Zimmer Biomet Holdings	18	2,302
			2,052,937

8.15%	INDUSTRIALS
	3M Co.	209	31,116
	Allegion PLC	54	5,928
	Ametek, Inc.	108	14,383
	Canadian Pacific Railway	100	8,254
	Carrier Global Corp.	360	16,513
	Caterpillar, Inc.	154	34,314
	CH Robinson Worldwide, Inc.	90	9,694
	Cintas Corp.	28	11,911
	Copart, Inc.*	108	13,551
	CSX Corp.	1,368	51,232
	Deere & Co.	82	34,068
	Dover Corp.	37	5,805
	Eaton Corp., PLC	37	5,615
	Emerson Electric Co.	128	12,550
	Expeditors International of Washington, Inc.	65	6,705
	Fastenal Co.	111	6,593
	Fedex Corp.	130	30,081
	Fortive Corp.	95	5,788
	Generac Holdings, Inc.*	20	5,945
	General Dynamics Corp.	100	24,118
	W. W. Grainger, Inc.	18	9,284
	Honeywell International, Inc.	222	43,197
	JB Hunt Transport Services, Inc.	42	8,433
	IDEX Corp.	10	1,917
	Illinois Tool Works, Inc.	129	27,013
	Jacobs Engineering Group	9	1,240
	L3Harris Technologies, Inc.	90	22,362
	Lockheed Martin Corp.	182	80,335
	Masco Corp.	327	16,677
	Nielsen Holdings PLC	545	14,846
	Norfolk Southern Corp.	135	38,505
	Northrop Grumman Corp.	90	40,250

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
	Old Dominion Freight	23	$6,870
	Otis Worldwide Corp.	568	43,708
	Paccar, Inc.	145	12,770
	Parker-Hannifin Corp.	59	16,742
	Pentair PLC	42	2,277
	Quanta Services, Inc.	44	5,791
	Raytheon Technologies Corp.	203	20,111
	Robert Half International, Inc.	30	3,425
	Rockwell Automation, Inc.	28	7,841
	Rollins, Inc.	60	2,103
	A.O. Smith Corp.	42	2,683
	Snap-On, Inc.	23	4,726
	Union Pac Corp.	457	124,857
	United Rentals ,Inc.*	48	17,050
	United Parcel Services, Inc. - Class B	208	44,608
	Verisk Analytics, Inc.	133	28,546
	Wabtec Corp.	60	5,770
	Waste Management, Inc.	1	158
			988,259

13.65%	INFORMATION TECHNOLOGY
	Amphenol Corp. Class A	134	10,097
	Analog Devices, Inc.	65	10,737
	Apple, Inc.	4,708	822,064
	Applied Materials, Inc.	272	35,850
	Arista Networks, Inc.*	55	7,644
	Auto Desk*	12	2,572
	Cadence Design Systems*	40	6,578
	Cisco Systems, Inc.	1,215	67,748
	Corning, Inc.	185	6,828
	HP, Inc.	1,591	57,753
	Intel Corp	3,115	154,379
	International Business Machines	294	38,226
	Intuit, Inc.	45	21,638
	IPG Photonics Corp.*	5	549
	Juniper Networks, Inc.*	78	2,898
	Keysight Technologies, Inc.*	37	5,845
	KLA Corp.	144	52,713
	Kyndryl Holdings, Inc.*	57	748
	Lam Research Corp.	112	60,212
	Microchip Technology, Inc.	173	12,999

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
	Micron Technology, Inc.	415	$32,324
	Monolithic Power Systems, Inc.	2	971
	Motorola Solutions, Inc.	43	10,415
	NXP Semiconductors NV	190	35,165
	Paycom Software, Inc.*	2	693
	Qorvo, Inc.*	48	5,957
	Qualcomm, Inc.	309	47,221
	Seagate Technology Holdings PLC	100	8,990
	Skyworks Solutions, Inc.	37	4,931
	Synopsys, Inc.*	21	6,999
	Te Connectivity, Ltd.	57	7,466
	Teledyne Technologies, Inc.*	8	3,781
	Teradyne, Inc.	66	7,803
	Texas Instruments, Inc.	422	77,429
	Trimble Navigation, Ltd.*	90	6,493
	Western Digital Corp.*	270	13,405
	Zebra Technologies Corp.* - Class A	18	7,447
			1,655,568

1.42%	MATERIALS
	Amcor PLC	504	5,710
	Avery Dennison Corp.	26	4,523
	Ball Corp.	73	6,570
	Celanese Corp.	62	8,858
	CF Industries Holdings, Inc.	74	7,626
	Eastman Chemical Co.	18	2,017
	Ecolab, Inc.	40	7,062
	FMC Corp.*	93	12,236
	Freeport-McMoRan, Inc.	450	22,383
	International Paper Co.	188	8,676
	International Flavors & Fragrance	5	657
	Linde PLC	7	2,236
	Martin Marietta Materials, Inc.	18	6,928
	Newmont Goldcorp Corp.	273	21,690
	Packaging Corporation of America	28	4,371
	PPG Industries, Inc.	62	8,126
	Sealed Air Corp.	63	4,218
	The Sherwin-Williams Co.	152	37,942
	Westrock Co.	11	517
			172,346

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
0.67%	REAL ESTATE
	AvalonBay Communities, Inc.	6	$1,490
	CBRE Group, Inc.*	217	19,860
	Crown Castle International Corp.	78	14,399
	Equity Residential	76	6,834
	Essex Property	5	1,727
	Iron Mountain, Inc.	100	5,541
	Kimco Realty Corp.	58	1,433
	Mid-America Apartment	6	1,257
	Prologis, Inc.	39	6,298
	Public Storage	23	8,976
	Regency Centers Corp.	4	285
	UDR, Inc.	54	3,098
	Ventas, Inc.	78	4,817
	Weyerhaeuser Co.	129	4,889
			80,904

15.75%	SOFTWARE & SERVICES
	Accenture PLC	224	75,540
	Adobe, Inc.*	180	82,012
	Advanced Micro Devices, Inc.*	98	10,715
	Akamai Technologies, Inc.*	40	4,776
	Citrix Systems, Inc.	44	4,440
	Cognizant Technology Solutions	148	13,271
	Fidelity National Information	545	54,729
	Fiserv, Inc.*	691	70,067
	FleetCor Technologies, Inc.*	99	24,657
	Fortinet, Inc.*	9	3,076
	Gartner Group, Inc.*	39	11,601
	Global Payments, Inc.	186	25,452
	Jack Henry & Associates, Inc.	12	2,365
	Mastercard, Inc. - Class A	1,264	451,728
	Microsoft Corp.	2,418	745,494
	NortonLifeLock, Inc.	109	2,891
	Oracle Corp.	1,430	118,304
	Paychex, Inc.	57	7,779
	Verisign, Inc.*	115	25,583
	Visa, Inc.	759	168,323
	The Western Union Corp.	421	7,890
			1,910,693

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
0.77%	UTILITIES
	The AES Corp.	370	$9,520
	CenterPoint Energy, Inc.	419	12,838
	Dominion Energy, Inc.	151	12,830
	Evergy, Inc.	40	2,734
	Nisource, Inc.*	28	890
	Public Service Enterprise Group, Inc.	111	7,770
	Sempra Energy	144	24,209
	The Southern Co.	318	23,058
			93,849

98.79%	TOTAL COMMON STOCKS		11,981,528

98.79%	TOTAL INVESTMENTS		11,981,528
1.21%	Other assets, net of liabilities		146,246
100.00%	NET ASSETS		$12,127,774

*Non-income producing

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs
Common Stocks	$11,981,528	$—	$—	$11,981,528
Total Investments	$11,981,528	$—	$—	$11,981,528

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2022.

At March 31, 2022, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $11,977,471 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$683,310
Gross unrealized depreciation	(679,253)
Net unrealized appreciation	$4,057